SEGMENTED REPORTING (Tables)	12 Months Ended
Aug. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At August 31, 2023	Assets	Liabilities

Canada	$5,787	$2,213
South Africa	44,234	434
	$50,021	$2,647

At August 31, 2022	Assets	Liabilities

Canada	$12,037	$1,777
South Africa	41,642	347
	$53,679	$2,124

Loss for the year ended	August 31, 2023	August 31, 2022

Canada	$5,016	$6,965
South Africa	647	1,278
	$5,663	$8,243